Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 873,801	¥ 1,001,587
Total gains (losses), Included in profit or loss	141,755	1,640
Total gains (losses), Included in other comprehensive income	21,845	38,338
Purchases	230,009	181,072
Sales	(107,603)	(86,591)
Issuances	(391,051)	(237,718)
Settlement	150,516	2,711
Transfers into Level 3		139
Transfers out of Level 3	699	(27,377)
Ending balance	919,971	873,801
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	142,828	13,639
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(166,896)
Total gains (losses), Included in profit or loss	44,122	947
Total gains (losses), Included in other comprehensive income	2,057	(2,006)
Issuances	(391,051)	(237,718)
Settlement	215,304	71,881
Transfers out of Level 3	5,378
Ending balance	(291,086)	(166,896)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	44,898	947
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(31)	(40,757)
Total gains (losses), Included in profit or loss	11,595	45,545
Total gains (losses), Included in other comprehensive income	12	50
Purchases	9,247	5,542
Sales	(9,736)	(7,651)
Settlement	(610)	(1,159)
Transfers out of Level 3	(82)	(1,601)
Ending balance	10,395	(31)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	15,037	16,748
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3,588)	(2,715)
Total gains (losses), Included in profit or loss	(3,759)	972
Purchases	316	9
Sales		(1,361)
Transfers out of Level 3	(131)	(493)
Ending balance	(7,162)	(3,588)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(3,473)	324
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(5,341)	(19,569)
Total gains (losses), Included in profit or loss	6,944	15,336
Transfers out of Level 3	49	(1,108)
Ending balance	1,652	(5,341)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	6,314	5,573
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	7,132	(17,730)
Total gains (losses), Included in profit or loss	9,057	25,619
Purchases	8,931	5,533
Sales	(9,736)	(6,290)
Ending balance	15,384	7,132
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	12,567	7,229
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,766	(743)
Total gains (losses), Included in profit or loss	(647)	3,618
Total gains (losses), Included in other comprehensive income	12	50
Purchases	0
Sales	0
Settlement	(610)	(1,159)
Ending balance	521	1,766
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(371)	3,622
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	594,227	583,939
Total gains (losses), Included in profit or loss	81,104	10,807
Total gains (losses), Included in other comprehensive income	207	40
Purchases	167,003	165,448
Sales	(52,261)	(70,051)
Settlement	(57,565)	(66,669)
Transfers into Level 3		9
Transfers out of Level 3	(3,818)	(29,296)
Ending balance	728,897	594,227
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	77,548	10,792
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	561,450	562,823
Total gains (losses), Included in profit or loss	81,856	11,183
Total gains (losses), Included in other comprehensive income	207	40
Purchases	155,295	150,091
Sales	(49,939)	(69,210)
Settlement	(53,086)	(65,137)
Transfers out of Level 3	(2,770)	(28,340)
Ending balance	693,013	561,450
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	79,696	11,623
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	32,777	21,116
Total gains (losses), Included in profit or loss	(752)	(376)
Purchases	11,708	15,357
Sales	(2,322)	(841)
Settlement	(4,479)	(1,532)
Transfers into Level 3		9
Transfers out of Level 3	(1,048)	(956)
Ending balance	35,884	32,777
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,148)	(831)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	447,605	407,390
Total gains (losses), Included in other comprehensive income	19,569	40,254
Purchases	53,759	10,082
Sales	(45,606)	(8,889)
Settlement	(6,613)	(1,342)
Transfers into Level 3		130
Transfers out of Level 3	(1)	(20)
Ending balance	468,713	447,605
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	447,605	407,390
Total gains (losses), Included in other comprehensive income	19,569	40,254
Purchases	53,759	10,082
Sales	(45,606)	(8,889)
Settlement	(6,613)	(1,342)
Transfers into Level 3		130
Transfers out of Level 3	(1)	(20)
Ending balance	468,713	447,605
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(1,104)	51,015
Total gains (losses), Included in profit or loss	4,934	(55,659)
Transfers out of Level 3	(778)	3,540
Ending balance	3,052	(1,104)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 5,345	¥ (14,848)